Annual Operating Expenses {- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Investor PRO-11 - Emerging Markets Portfolio - VIP Emerging Markets Portfolio-Investor VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.99%